Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets (Parentheticals) [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	12,390,000	12,390,000
Ordinary shares, shares issued	9,000,000	9,000,000
Ordinary shares, shares outstanding	9,000,000	9,000,000
Class A Ordinary Share
Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets (Parentheticals) [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	44,000,000	44,000,000
Ordinary shares, shares issued	3,060,000	3,060,000
Ordinary shares, shares outstanding	3,060,000	3,060,000
Class B Ordinary Share
Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets (Parentheticals) [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	6,000,000	6,000,000
Ordinary shares, shares issued	5,940,000	5,940,000
Ordinary shares, shares outstanding	5,940,000	5,940,000